Law Offices
Ballard Spahr Andrews & Ingersoll, llp	Baltimore, MD
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215-665-8500	Voorhees, NJ
FAX: 215-864-8999	Washington, DC
www.ballardspahr.com	Wilmington, DE
February 3, 2006
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Re: Old Mutual Insurance Series Fund, File Nos. 333-19497 and 811-08009
Ladies & Gentlemen:
                    Filed herewith pursuant to Rule 485(a) under the Securities Act of 1933 is Post-Effective Amendment No. 22 (the “Amendment”) to the registration statement on Form N-1A of Old Mutual Insurance Series Fund (the “Trust”) (Amendment No. 23 under the Investment Company Act of 1940). The Amendment is being filed by Ballard Spahr Andrews & Ingersoll, LLP on behalf of the Board of Trustees of the Trust pursuant to Rule 485(a) to (i) update the investment strategies for certain of the portfolios and (ii) incorporate disclosure about new sub-advisers.
                    The Trust intends to make a subsequent filing pursuant to Rule 485(b), which will: (1) incorporate any comments from the Staff, (2) add the information required by Item 14 of Form N-1A as of a date no more than 30 days prior to such filing, and (3) incorporate such other changes as are necessary or appropriate.
                    Please call me at (215) 864-8621 if you have any questions or comments concerning this filing.

Very truly yours,
/s/ Matthew R. DiClemente
Matthew R. DiClemente, Esq.

Enclosure
cc:	Andra M. Ozols, Esq. Old Mutual Capital William H. Rheiner, Esq. John N. Ake, Esq. Ballard Spahr Andrews & Ingersoll, LLP